Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended			10 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Oct. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
FDIC insured amount	$ 250,000				$ 250,000
FSD insured amonut								$ 800,000	$ 800,000
Cash and restricted cash uninsured	1,825
Allowance for doubtful accounts	$ 0		$ 0		$ 0		0
LPR borrowing rate, percentage	3.00%	3.00%			3.00%	3.00%
Corporate tax rate	21.00%	21.00%			21.00%	21.00%
Assessable profits percentage
Value added tax rate	13.00%	13.00%		13.00%	13.00%	13.00%
General and administrative expenses	$ 62,187		$ 79,851		$ 200,351		$ 535,929
HONG KONG
Assessable profits percentage	8.25%	8.25%			8.25%	8.25%
Assessable profits		$ 2,000,000				$ 2,000,000
Assessable profits, percent	16.50%	16.50%			16.50%	16.50%
Assessable profits, value		$ 2,000,000				$ 2,000,000
State Administration of Taxation, China [Member]
U.S. federal income tax rate	25.00%	25.00%			25.00%	25.00%
Shanghai Xinsen Import and Export Co Ltd [Member] | XingxiuHua [Member]
Ownership percentage	90.00%				90.00%			90.00%	90.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | XingxiuHua [Member]
Ownership percentage description	Effective October 1, 2022, Ms. Hua reduced her ownership interest in Shanghai Xinsen from 90% to 15%.	Effective October 1, 2022, Ms. Hua reduced her ownership interest in Shanghai Xinsen from 90% to 15%.			Effective October 1, 2022, Ms. Hua reduced her ownership interest in Shanghai Xinsen from 90% to 15%	Effective October 1, 2022, Ms. Hua reduced her ownership interest in Shanghai Xinsen from 90% to 15%